Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Schedule of Future Annual Minimum Payments Under Operating Leases	Future annual minimum payments under operating leases are as follows:
Year Ended
December 31,

2014	$66,923
2015	68,807
2016	52,688
$188,418